DWS Latin America Equity Fund Annual Fund Operating Expenses - DWS Latin America Equity Fund	Feb. 26, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.40%	[1]
Expenses (as a percentage of Assets)	1.64%
Fee Waiver or Reimbursement	(0.25%)
Net Expenses (as a percentage of Assets)	1.39%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.98%
Other Expenses (as a percentage of Assets):	0.37%	[1]
Expenses (as a percentage of Assets)	2.35%
Fee Waiver or Reimbursement	(0.21%)
Net Expenses (as a percentage of Assets)	2.14%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.32%	[1]
Expenses (as a percentage of Assets)	1.32%
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	1.14%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.35%	[1]
Expenses (as a percentage of Assets)	1.35%
Fee Waiver or Reimbursement	(0.21%)
Net Expenses (as a percentage of Assets)	1.14%

[1]	“Other expenses” are restated to exclude fees related to proxy expenses. “Other expenses” would have been 0.41%, 0.38%, 0.33% and 0.36% for Class A, Class C, Institutional Class and Class S, respectively, had proxy expenses been included.